Commitments and Contingencies - Schedule of Balance Sheet Information Related to Leases (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Commitments [Line Items]
Operating Lease ROU Asset, net	$ 868,391	$ 545,988	$ 0
Operating Lease, Liability	670,453	569,003
Other Current Liabilities [Member]
Other Commitments [Line Items]
Operating Lease, Liability		208,697
Short Term Liabilities [Member]
Other Commitments [Line Items]
Operating Lease, Liability	423,710
Long Term Liabilities [Member]
Other Commitments [Line Items]
Operating Lease, Liability	$ 246,743
Operating Lease Liabilities [Member]
Other Commitments [Line Items]
Operating Lease, Liability		$ 360,306